Corporate debt, Details of corporate debt (Details) $ / shares in Units, $ in Thousands, € in Millions	1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)	Jul. 29, 2020 USD ($)	Jul. 17, 2020 USD ($) $ / shares shares	Jul. 08, 2020 USD ($)	Jul. 08, 2020 EUR (€)	Mar. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Oct. 08, 2019 USD ($)	Oct. 08, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	May 10, 2018 USD ($)	Jul. 20, 2017 USD ($)	Jul. 20, 2017 EUR (€)
Corporate debt [Abstract]
Amount drawn		$ 4,048	€ 5.0	$ 89,038	€ 5.0
2017 Credit Facility [Member]
Corporate debt [Abstract]
Maturity date		December 13, 2021	December 13, 2021
2017 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount																					$ 11,800	€ 10.0
2017 Credit Facility [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					2.00%	2.00%
2017 Credit Facility [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																					2.00%	2.00%
Revolving Credit Facility [Member]
Corporate debt [Abstract]
Credit facility amount		$ 450,000														$ 425,000				$ 215,000
Credit facility amount available		$ 440,000					$ 415,000
Revolving Credit Facility [Member] | Maturity December 31, 2022 [Member]
Corporate debt [Abstract]
Maturity date		December 31, 2022	December 31, 2022
Revolving Credit Facility [Member] | Maturity December 31, 2023 [Member]
Corporate debt [Abstract]
Maturity date		December 31, 2023	December 31, 2023
Eurodollar Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				1.60%
Eurodollar Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				2.25%
Base Rate Loans [Member] | Bottom of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				0.60%
Base Rate Loans [Member] | Top of Range [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				1.00%
Base Rate Loans [Member] | Federal Funds Rate [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				0.50%
Base Rate Loans [Member] | LIBOR [Member]
Corporate debt [Abstract]
Adjustment to interest rate																				1.00%
Letters of Credit [Member]
Corporate debt [Abstract]
Credit facility amount		$ 100,000
Amount drawn		$ 10,000
Note Issuance Facility 2019 [Member]
Corporate debt [Abstract]
Fixed interest rate	4.24%																		4.24%
Credit facility amount	$ 316,000																		€ 268.0
Maturity date		April 30, 2025	April 30, 2025
Interest capitalization period		2 years	2 years
Note Issuance Facility 2019 [Member] | EURIBOR [Member]
Corporate debt [Abstract]
Variable interest period	3 months
Adjustment to interest rate	4.50%																		4.50%
Commercial Paper [Member]
Corporate debt [Abstract]
Short term notes issued amount		$ 24,400				€ 20.7	$ 20,500	€ 17.4									$ 59,000	€ 50.0
Term of short term notes		2 years	2 years
Percentage average cost of issued short term notes		0.42%	0.42%
2020 Green Private Placement [Member]
Corporate debt [Abstract]
Principal amount				$ 341,000											€ 290.0
Adjustment to interest rate				1.96%											1.96%
Maturity date		June 30, 2026	June 30, 2026
Note Issuance Facility 2020 [Member]
Corporate debt [Abstract]
Fixed interest rate													5.25%	5.25%
Credit facility amount													$ 165,000	€ 140.0
Maturity period		7 years	7 years
Green Exchangeable Notes Due 2025 [Member]
Corporate debt [Abstract]
Fixed interest rate												4.00%
Maturity date		July 15, 2025	July 15, 2025
Principal amount of notes issued											$ 15,000	$ 100,000
Exchange rate of notes (in shares) | shares												29.1070
Principal amount of notes for exchange rate												$ 1,000
Initial exchange price of notes (in dollars per share) | $ / shares												$ 34.36
Amount of transaction date of fair value fair value are accounted for through the profit and loss statement												$ 10,000
2020 Credit Facility [Member]
Corporate debt [Abstract]
Fixed interest rate									2.50%	2.50%
Maturity date		December 4, 2025	December 4, 2025
2020 Credit Facility [Member] | Top of Range [Member]
Corporate debt [Abstract]
Credit facility amount									$ 5,900	€ 5.0